Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net earnings	$ 52,501	$ 44,846	$ 49,408
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net earnings from discontinued operations, net of tax			(103)
Depreciation and amortization	23,521	22,137	30,267
Stock compensation expense	4,670	4,558	4,866
Changes in current assets and liabilities	(1,542)	(9,615)	1,566
Effect of deferred taxes on tax provision	3,551	4,059	(2,543)
Change in acquisition earnout obligation	(7,595)
Pension contributions	(5,230)	(1,368)	(1,997)
Change in deferred revenue and costs, net	2,565	329	1,781
Amortization of prepaid debt fees	772	257	610
Change in uncertain tax positions	294	765	(5,700)
Other	2,359	1,055	(681)
Net cash provided by operating activities - continuing operations	75,866	67,023	77,474
Net cash provided by operating activities - discontinued operations			142
Net cash provided by operating activities	75,866	67,023	77,616
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(4,982)	(32,316)	(6,442)
Change in restricted cash (acquisition escrow)	1,361	2,041	2,189
Capital expenditures	(13,709)	(13,438)	(9,255)
Additions to capitalized software	(14,151)	(8,827)	(5,004)
Net cash used by investing activities - continuing operations	(31,481)	(52,540)	(18,512)
Proceeds from divestiture of business, net - discontinued operations			3,100
Net cash used by investing activities	(31,481)	(52,540)	(15,412)
Cash flows from financing activities:
Proceeds from long-term debt	49,370	40,000	32,000
Principal payments on long-term debt	(78,370)	(66,467)	(85,183)
Dividends paid	(8,534)	(6,335)
Proceeds from exercise of stock options	762	767	6,621
Other	370	988	1,029
Net cash used by financing activities	(36,402)	(31,047)	(45,533)
Effect of exchange rate changes on cash and cash equivalents	(333)	(1,558)	(708)
Net increase (decrease) in cash and cash equivalents	7,650	(18,122)	15,963
Cash and cash equivalents at beginning of year	26,508	44,630	28,667
Cash and cash equivalents at end of year	34,158	26,508	44,630
Changes in current assets and liabilities:
Accounts receivable, net	(1,786)	(27,960)	26,090
Costs and estimated earnings on long-term contracts, net	(231)	(1,985)	(1,663)
Inventories	(12,459)	5,926	(17,001)
Other assets	35	(2,397)	(714)
Accounts payable	(6,118)	10,597	(1,764)
Advance payments on long-term contracts, net	17,938	2,889	(4,627)
Accrued expenses	1,079	3,315	1,245
Changes in current assets and liabilities	(1,542)	(9,615)	1,566
Supplemental cash flow information:
Interest paid	1,959	3,536	7,425
Income taxes paid (including state & foreign)	$ 21,895	$ 21,378	$ 22,144